Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets	$ 40,287,530	$ 42,524,227
Liabilities	$ 22,212,316	$ 22,843,160
Common stock par value	$ 0.00001	$ 0.00001
Common shares authorized	90,000,000,000	90,000,000,000
Common shares issued	719,358,114	710,276,923
Common shares outstanding	719,358,114	710,276,923
Preferred shares par value	$ 0.00001
Preferred shares authorized	10,000,000,000
Series I Preferred Stock [Member]
Preferred shares par value	$ 0.00001	$ 0.00001
Preferred shares authorized	999,999,000	999,999,000
Preferred shares issued	1	1
Preferred shares outstanding	1	1
Series II Preferred Stock [Member]
Preferred shares par value	$ 0.00001	$ 0.00001
Preferred shares authorized	1,000	1,000
Preferred shares issued	1	1
Preferred shares outstanding	1	1
Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	$ 4,656,207	$ 5,442,788
Liabilities	1,202,203	1,558,203
Consolidated Blackstone Funds | Loans Payable | Variable Interest Entity, Primary Beneficiary
Liabilities	687,122	1,450,000
Investments | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	4,319,483	5,136,542
Accounts Receivable | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	6,995	55,223
Cash Held by Funds and Other | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	316,197	241,712
Due from Affiliates | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	12,762	7,152
Other Assets | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Assets	770	2,159
Due to Affiliates | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Liabilities	123,909	82,345
Accounts Payable, Accrued Expenses and Other Liabilities | Consolidated Blackstone Funds | Variable Interest Entity, Primary Beneficiary
Liabilities	$ 391,172	$ 25,858